Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Tax Expense
The provision for income tax expense consists of the following for the years ended December 31:

(Dollars in thousands)	2016	2015	2014
Current expense	$103,335	$67,025	$69,612
Deferred expense (benefit)	(16,654)	4,551	(25,027)
Tax credits	(7,112)	(11,268)	(12,012)
Amortization on qualified affordable housing tax credits	4,185	2,023	1,005
Tax benefits attributable to items charged to equity and goodwill	1,439	1,763	2,105
	$85,193	$64,094	$35,683

Reconciliation of Effective Tax Rate
The provision for federal income taxes differs from the amount computed by applying the federal income tax statutory rate of 35 percent on income before income tax expense as indicated in the following analysis for the years ended December 31:

(Dollars in thousands)	2016	2015	2014
Federal tax based on statutory rate	$95,189	$72,428	$49,373
Increase (decrease) resulting from:
Effect of tax-exempt income	(8,203)	(6,919)	(7,064)
Interest and other nondeductible expenses	3,250	5,899	2,642
State taxes, net of federal benefit	4,770	3,955	2,531
Tax credits	(7,112)	(11,268)	(12,012)
Amortization on qualified affordable housing tax credits	4,185	2,023	1,005
Other	(6,886)	(2,024)	(792)
	$85,193	$64,094	$35,683
Effective tax rate	31.3%	31.0%	25.3%

Deferred Tax Assets and Liabilities
The net deferred tax asset at December 31 is as follows:

(Dollars in thousands)	2016	2015
Deferred tax asset:
NOL carryforward	$19,584	$17,258
Allowance for credit losses	58,036	56,446
Deferred compensation	10,852	7,528
Basis difference in acquired assets	32,923	48,256
Unrealized loss on securities available for sale	14,019	854
OREO	4,498	6,210
Other	14,754	10,438
	154,666	146,990
Deferred tax liability:
Basis difference in acquired assets	(13,150)	(31,975)
Gain on acquisition	—	(212)
FHLB stock	(270)	(122)
Premises and equipment	(6,132)	(1,658)
Acquisition intangibles	(8,134)	(7,648)
Deferred loan costs	(4,702)	(4,610)
Investments acquired	—	(167)
Other	(9,196)	(16,694)
	(41,584)	(63,086)
Net deferred tax asset	$113,082	$83,904